Expenses by Nature (Tables)	12 Months Ended
Mar. 31, 2025
Expenses by nature [abstract]
Disclosure of Detailed Information About Expenses by Nature Explanatory

	(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Employee benefit costs	10,165	9,981	9,729
Depreciation and amortization charges (Refer to Notes 2.7, 2.8 and 2.9)	569	565	524
Travelling costs	224	213	190
Cost of technical sub-contractors	1,530	1,477	1,751
Cost of software packages for own use	292	259	240
Third party items bought for service delivery to clients	1,589	1,372	1,110
Consultancy and professional charges	197	210	210
Communication costs	73	81	89
Repairs and maintenance	183	175	169
Rates and Taxes	41	39	37
Provision for post-sales client support	(13)	9	15
Power and fuel	27	24	22
Commission to non-whole time directors	2	2	2
Branding and marketing expenses	144	122	112
Impairment loss recognized / (reversed) under expected credit loss model	6	15	35
Insurance charges	36	25	22
Contribution towards Corporate Social Responsibility	69	64	58
Others	72	95	72
Total cost of sales, selling and marketing expenses and administrative expenses	15,206	14,728	14,387